Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000023137 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.30%
C000023137 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000023137 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.10%
C000023137 | Materials
Holdings [Line Items]
Percent of Total Investments	2.90%
C000023137 | Energy
Holdings [Line Items]
Percent of Total Investments	3.50%
C000023137 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.30%
C000023137 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.90%
C000023137 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.00%
C000023137 | Communication Services
Holdings [Line Items]
Percent of Total Investments	10.70%
C000023137 | Industrials
Holdings [Line Items]
Percent of Total Investments	11.00%
C000023137 | Financials
Holdings [Line Items]
Percent of Total Investments	14.40%
C000023137 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.80%
C000023141 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	2.30%
C000023141 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000023141 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.80%
C000023141 | Materials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000023141 | Energy
Holdings [Line Items]
Percent of Total Investments	4.40%
C000023141 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.00%
C000023141 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.90%
C000023141 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.80%
C000023141 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.00%
C000023141 | Industrials
Holdings [Line Items]
Percent of Total Investments	24.10%
C000023141 | Financials
Holdings [Line Items]
Percent of Total Investments	12.20%
C000023141 | Information Technology
Holdings [Line Items]
Percent of Total Investments	18.20%
C000023143 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Total Investments	1.40%
C000023143 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Total Investments	15.90%
C000023143 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023143 | Italy
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023143 | Spain
Holdings [Line Items]
Percent of Total Investments	3.20%
C000023143 | Australia
Holdings [Line Items]
Percent of Total Investments	3.60%
C000023143 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.30%
C000023143 | Switzerland
Holdings [Line Items]
Percent of Total Investments	8.20%
C000023143 | Germany
Holdings [Line Items]
Percent of Total Investments	8.70%
C000023143 | France
Holdings [Line Items]
Percent of Total Investments	11.20%
C000023143 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	17.20%
C000023143 | Japan
Holdings [Line Items]
Percent of Total Investments	19.80%
C000023144 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Total Investments	1.90%
C000023144 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Total Investments	11.00%
C000023144 | Indonesia
Holdings [Line Items]
Percent of Total Investments	1.30%
C000023144 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	2.20%
C000023144 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.50%
C000023144 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	3.90%
C000023144 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.00%
C000023144 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.60%
C000023144 | India
Holdings [Line Items]
Percent of Total Investments	12.50%
C000023144 | China
Holdings [Line Items]
Percent of Total Investments	17.10%
C000023144 | South Korea
Holdings [Line Items]
Percent of Total Investments	18.00%
C000023144 | Taiwan
Holdings [Line Items]
Percent of Total Investments	20.00%
C000023145 | Cash & Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000023145 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	4.60%
C000023145 | Common Stock
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000023145 | Senior Loan
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000023145 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Total Investments	0.10%
C000023145 | Municipal Bond
Holdings [Line Items]
Percent of Total Investments	0.10%
C000023145 | Open End Mutual Fund Security
Holdings [Line Items]
Percent of Total Investments	0.20%
C000023145 | Asset-Backed Security
Holdings [Line Items]
Percent of Total Investments	2.10%
C000023145 | Sovereign Bond
Holdings [Line Items]
Percent of Total Investments	3.60%
C000023145 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Total Investments	13.10%
C000023145 | U.S. Government Agency & Obligation
Holdings [Line Items]
Percent of Total Investments	20.00%
C000023145 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Total Investments	25.60%
C000023145 | Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	30.60%
C000023146 | Cash & Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000023146 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	5.70%
C000023146 | Senior Loan
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000023146 | Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	94.30%
C000023147 | Cash & Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000023147 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	3.60%
C000023147 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Total Investments	4.60%
C000023147 | Municipal Bond
Holdings [Line Items]
Percent of Total Investments	0.10%
C000023147 | Asset-Backed Security
Holdings [Line Items]
Percent of Total Investments	0.10%
C000023147 | Sovereign Bond
Holdings [Line Items]
Percent of Total Investments	35.40%
C000023147 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Total Investments	6.70%
C000023147 | U.S. Government Agency & Obligation
Holdings [Line Items]
Percent of Total Investments	6.10%
C000023147 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Total Investments	33.00%
C000023147 | Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	10.40%
C000023147 | Purchased Option
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000023138 | Cash & Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000023138 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	10.70%
C000023138 | Municipal Bond
Holdings [Line Items]
Percent of Total Investments	89.10%
C000023138 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Total Investments	0.20%
C000023138 | Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000164312 | Cash & Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164312 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.30%
C000164312 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Total Investments	3.30%
C000164312 | Sovereign Bond
Holdings [Line Items]
Percent of Total Investments	3.70%
C000164312 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Total Investments	5.70%
C000164312 | U.S. Government Agency & Obligation
Holdings [Line Items]
Percent of Total Investments	75.20%
C000164312 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Total Investments	10.70%
C000164312 | Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	0.10%
C000164313 | Cash & Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164313 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	3.10%
C000164313 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Total Investments	8.80%
C000164313 | Asset-Backed Security
Holdings [Line Items]
Percent of Total Investments	8.60%
C000164313 | Sovereign Bond
Holdings [Line Items]
Percent of Total Investments	1.30%
C000164313 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Total Investments	21.20%
C000164313 | U.S. Government Agency & Obligation
Holdings [Line Items]
Percent of Total Investments	5.10%
C000164313 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Total Investments	2.40%
C000164313 | Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	49.50%
C000196891 | Open End Mutual Fund Security
Holdings [Line Items]
Percent of Total Investments	100.00%

[1]	Less than 0.05%.
[2]	Less than 0.05%.
[3]	Less than 0.05%.
[4]	Less than 0.05%.